Note 22. Reportable Segments (Tables)	12 Months Ended
Dec. 31, 2014
Operating Segment Table [Abstract]
Transfer of Capitalized assets [Table Text Block]
A reconciliation of the capital expenditures reported above on a segment basis to the capital expenditures reported by TerraForm on a standalone basis in accordance with rules applicable to transactions between entities under common control is as follows:

	Renewable Energy Development	TerraForm Power
In millions
Capital expenditures for the year ended December 31, 2014 as reported on a segment basis	$1,586.6	$59.6
Capital expenditures transferred from Renewable Energy Development to TerraForm Power	(742.7)	742.7
Capital expenditures for the year ended December 31, 2014 as reported by TerraForm	$843.9	$802.3

Capital expenditures for the year ended December 31, 2013 as reported on a segment basis	$497.4	$—
Capital expenditures transferred from Renewable Energy Development to TerraForm Power	(205.4)	205.4
Capital expenditures for the year ended December 31, 2013 as recorded by TerraForm	$292.0	$205.4

Capital expenditures for the year ended December 31, 2012 as reported on a segment basis	$390.7	$—
Capital expenditures transferred from Renewable Energy Development to TerraForm Power	(2.3)	2.3
Capital expenditures for the year ended December 31, 2012 as recorded by TerraForm	$388.4	$2.3

Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following table shows information by operating segment for 2014, 2013 and 2012:

	For the year ended December 31,
	2014	2013	2012
In millions
Net sales:
Renewable Energy Development	$1,594.3	$1,204.3	$1,731.4
TerraForm Power	125.9	17.5	15.7
Intersegment eliminations	(73.5)	(125.7)	(144.6)
Consolidated net sales	$1,646.7	$1,096.1	$1,602.5
Intersegment sales:
Renewable Energy Development	$72.4	$124.8	$143.0
TerraForm Power	1.1	0.9	1.6
Consolidated intersegment sales	$73.5	$125.7	$144.6
Operating (loss) income:
Renewable Energy Development	$(462.2)	$(299.7)	$(75.6)
TerraForm Power	7.2	5.1	5.3
Consolidated operating loss	$(455.0)	$(294.6)	$(70.3)
Interest expense:
Renewable Energy Development	$316.5	$186.2	$130.8
TerraForm Power	84.4	6.3	5.7
Consolidated interest expense	$400.9	$192.5	$136.5
Depreciation and amortization:
Renewable Energy Development	$169.1	$143.6	$123.8
TerraForm Power	72.3	5.1	4.4
Consolidated depreciation and amortization(1)	$241.4	$148.7	$128.2
Capital expenditures:
Renewable Energy Development(2)	$1,586.6	$497.4	$390.7
TerraForm Power	59.6	—	—
Consolidated capital expenditures(3)	$1,646.2	$497.4	$390.7
_____________________

(1)
Consolidated depreciation and amortization per the consolidated statements of cash flows for the years ended December 31, 2014, 2013 and 2012 includes $116.0 million, $119.6 million and $118.7 million, respectively, of depreciation and amortization related to discontinued operations.

(2)	Consists primarily of construction of renewable energy systems of $1,511.0 million, $465.3 million and $346.9 million for the years ended December 31, 2014, 2013 and 2012, respectively.

(3)
Consolidated capital expenditures per the consolidated statements of cash flows for the years ended December 31, 2014, 2013 and 2012 includes $94.4 million, $101.1 million and $95.2 million, respectively, of capital expenditures related to discontinued operations.

Segment Assets
The following table shows total assets by segment as of December 31, 2014 and 2013:

	As of December 31,
In millions	2014	2013
Total assets(1)
Renewable Energy Development	$7,040.0	$4,994.6
TerraForm Power	3,410.2	566.9
Consolidated total assets(2)	$10,450.2	$5,561.5
_____________________

(1)	Excludes intercompany account balances that eliminate upon consolidation.

(2)
Consolidated total assets per the consolidated balance sheets as of December 31, 2014 and 2013 include $1,049.6 million and $1,119.0 million, respectively, of assets related to discontinued operations.

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
Net Sales

	For the Year Ended December 31,
	2014	2013	2012
In millions
United States	$387.0	$344.8	$587.6
Canada	347.7	278.7	248.3
Taiwan	208.3	253.3	189.0
South Africa	193.1	—	—
United Kingdom	138.2	—	2.4
Chile	109.5	3.6	—
Italy	57.2	34.6	191.3
Thailand	16.7	15.7	92.2
Spain	13.0	9.6	175.8
Other foreign countries	176.0	155.8	115.9
Total	$1,646.7	$1,096.1	$1,602.5

Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
Credit Concentration
Our customers fall into six categories: (i) solar cell and module manufacturers; (ii) commercial customers, which principally include large, national retail chains and real estate property management firms; (iii) federal, state and municipal governments; (iv) financial institutions, private equity firms and insurance companies; (v) residential customers; and (vi) utilities. Our customers are generally well capitalized. As such, our concentration of credit risk is considered minimal. For our renewable energy systems, we typically collect the full sales proceeds upon final close and transfer of the system. Net sales to specific non-affiliate customers exceeding 10% of net sales for the years ended December 31, 2014, 2013, and 2012 were as follows:

	For the year ended December 31,
	2014		2013		2012
	Net Sales	Percent	Net Sales	Percent	Net Sales	Percent
In millions, except for percentages
Customer A	$270.0	16%	—	—	—	—
Customer B	—	—	$136.0	12%	—	—
Customer C	—	—	$119.6	11%	—	—
Customer D	—	—	—	—	$175.5	11%

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
Property, plant and equipment, net of accumulated depreciation

	As of December 31,
	2014	2013
In millions
United States	$3,642.6	$1,748.0
South Korea	778.9	6.9
Italy	379.5	56.8
Chile	430.2	167.8
United Kingdom	413.2	—
Malaysia	129.2	163.8
Other foreign countries	701.9	254.7
Total	$6,475.5	$2,398.0